Regulatory Assets and Liabilities - Additional Information (Detail) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Regulatory Matters [Line Items]
Increase (decrease) in income tax expense including the impact of a change in enacted tax rates			$ (686)	$ 113
Net income (loss)			(25)	717
Revenues			6,110	5,947
Deferred income taxes			909	96
Pension Benefit Regulatory Asset [Member]
Regulatory Matters [Line Items]
Increase (decrease) in other comprehensive income			435	(80)
Increase (decrease) in operation, maintenance and administration expenses			1	1
Post-Retirement and Post-Employment Benefits [Member]
Regulatory Matters [Line Items]
Increase (decrease) in other comprehensive income			166	207
Polychlorinated Biphenyl Liability [Member]
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets			(15)	8
Environmental [Member]
Regulatory Matters [Line Items]
Increase (decrease) in amortization expense			(22)	(24)
Increase (decrease) in financing chargers			6	8
Share-Based Compensation [Member]
Regulatory Matters [Line Items]
Increase (decrease) to operation, maintenance, administration and depreciation expenses			1	$ 7
B2M LP Start-Up Costs [Member]
Regulatory Matters [Line Items]
Approved recovery start up costs		$ 8
Start up costs recovery period					4 years
2015 - 2017 Rate Rider [Member]
Regulatory Matters [Line Items]
Disposal period of approved balances for disposition				32 months
Pension Cost Variance [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue			29	$ 24
Distribution [Member]
Regulatory Matters [Line Items]
Revenues			4,422	4,366
Transmission [Member]
Regulatory Matters [Line Items]
Revenues			1,688	$ 1,581
Change in distribution rates adjustment [Member]
Regulatory Matters [Line Items]
Increase (decrease) in deferred income taxes	$ (314)		(314)
Net income (loss)	(867)
Revenues	(68)
Deferred income taxes	799
Change in distribution rates adjustment [Member] | Foregone Revenue Deferral [Member]
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	(68)
Change in distribution rates adjustment [Member] | Distribution [Member] | Hydro One Networks [Member] | Deferred Income Tax Charge [Member]
Regulatory Matters [Line Items]
Impairment of regulatory assets	474		474
Change in distribution rates adjustment [Member] | Transmission [Member] | Hydro One Networks [Member] | Deferred Income Tax Charge [Member]
Regulatory Matters [Line Items]
Impairment of regulatory assets	558		$ 558
Change in distribution rates adjustment [Member] | Deferred Income Tax Charge [Member]
Regulatory Matters [Line Items]
Increase (decrease) in regulatory liabilities	$ 81